Fair Value Disclosures (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Line Items]
Percentage Of Fixed Maturity Securities Classified As Level 3	8.50%	10.10%
Fair Value Measured On Nonrecurring Basis Gains Losses	$ 1,200,000	$ 0
Equity Securities, Other [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value, Level 1 to level 2 Transfers, Amount	2,300,000
Fair Value, Level 2 to level 1 Transfers, Amount	3,300,000
Debt Securities [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value, Level 1 to level 2 Transfers, Amount	77,300,000
Fair Value, Level 2 to level 1 Transfers, Amount	55,700,000
Foreclosed Commercial Mortgages [Member]
Fair Value Of Financial Instruments [Line Items]
Commercial Mortgage Loans Carrying Value Non Recurring	4,600,000
Impaired Commercial Mortgages [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value Measured On Nonrecurring Basis Gains Losses	6,100,000
Commercial Mortgage Loans Carrying Value Non Recurring	$ 33,000,000